SCHEDULE OF EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 1,717,995
Impairment	(772,174)
Ending balance	656,441	1,717,995
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	602,280	190,712
Amortization	438,441	411,568
Assets written off	(130,653)
Accumulated amortization, ending balance	910,068	602,280	190,712
At cost [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,320,275	1,298,703
Additions	181,094	1,021,572
Impairment	(772,174)
Assets written off	(162,686)
Ending balance	$ 1,566,509	$ 2,320,275	$ 1,298,703